Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Registrant Name	FOREIGN TRADE BANK OF LATIN AMERICA, INC.
Entity Central Index Key	0000890541
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Trading Symbol	BLX
Entity Shell Company	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	39,538,551
Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	6,342,189
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	2,245,227
Common Class E [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	30,951,135
Common Class F [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	0